Accrued Expenses and Other Liabilities - Schedule Of Accrued Expenses and Other Liabilities (Detail) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses And Other Liabilities [Line items]
Accrued severance		$ 452,579
Continuing Operations [Member]
Accrued Expenses And Other Liabilities [Line items]
Accrued severance		452,579	$ 0
Accrued compensation		790,332	916,934
Accrued stock-based compensation		48,698	0
Other accrued expenses		303,825	27,639
Accrued expenses and other liabilities		1,595,434	$ 944,573
Discontinued Operations [Member]
Accrued Expenses And Other Liabilities [Line items]
Accrued severance	$ 220,683
Accrued compensation	56,832
Accrued stock-based compensation	48,698
Other accrued expenses	242,132	468,652
Accrued expenses and other liabilities	$ 568,345	$ 468,652